Quarterly Holdings Report
for
Fidelity® High Income Central Fund
May 31, 2026
HICII-NPRT3-0726
1.861967.118
Alternative Funds - 2.6%
	Shares	Value ($)
Fidelity Private Credit Company II LLC (o)	40,000	400,576
Fidelity Private Credit Company LLC (e)(o)	3,958,216	36,980,027
TOTAL ALTERNATIVE FUNDS (Cost $39,458,988)		37,380,603

Asset-Backed Securities - 0.0%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.1731% 4/15/2037 (f)(i)(j)	250,000	250,000
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9221% 7/21/2038 (f)(i)(j)	314,000	318,297
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7731% 4/15/2038 (f)(i)(j)	150,000	149,126
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		717,423
TOTAL ASSET-BACKED SECURITIES (Cost $716,127)		717,423

Bank Loan Obligations - 8.3%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 6/30/2026 (c)(h)(i)(j)	433,211	433,211
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 6/30/2026 (c)(h)(i)(j)	217,578	217,577

TOTAL COLOMBIA		650,788
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (h)(i)(j)	781,502	791,763
SWITZERLAND - 0.5%
Materials - 0.5%
Chemicals - 0.5%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (h)(i)(j)	870,000	839,550
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (h)(i)(j)	6,164,519	5,985,747

TOTAL SWITZERLAND		6,825,297
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (h)(i)(j)	3,390,000	3,395,933
UNITED STATES - 7.5%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.9%
Aventiv Technologies LLC Tranche BRIDGE LOAN 1LN, term loan 10.9106% 9/30/2026 (h)(i)	242,707	242,707
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9411% 9/30/2026 (h)(i)(j)	9,637,426	9,721,754
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 10/6/2032 (h)(i)(j)	3,057,338	3,055,442
		13,019,903
Entertainment - 0.3%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (h)(i)(j)	1,765,000	1,754,339
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (h)(i)(j)(k)	1,305,000	1,308,967
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 2/17/2033 (h)(i)(j)	940,000	944,700
		4,008,006
Media - 0.5%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (h)(i)(j)	6,527,945	5,884,486
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 5/27/2033 (h)(i)(j)(k)	1,155,000	1,156,987
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.1996% 1/30/2031 (h)(i)(j)	225,000	225,562
		7,267,035
TOTAL COMMUNICATION SERVICES		24,294,944
Consumer Discretionary - 0.4%
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/23/2032 (h)(i)(j)	3,196,347	3,210,603
Diversified Consumer Services - 0.2%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1251% 8/19/2030 (h)(i)(j)	2,460,072	2,444,696
Specialty Retail - 0.0%
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 4/30/2031 (h)(i)(j)	385,000	383,876
TOTAL CONSUMER DISCRETIONARY		6,039,175
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.1411% 12/13/2028 (h)(i)(j)	619,705	620,479
Food Products - 0.3%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (c)(h)(i)(j)(l)	1,837,875	0
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(h)(i)(j)(l)	293,500	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(h)(i)(j)(l)	243,716	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(h)(i)(j)(l)	908,651	344,133
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6687% 7/9/2032 (h)(i)(j)	3,202,063	3,218,073
		3,562,206
Personal Care Products - 0.1%
Opal LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3%, 6.6996% 4/23/2032 (h)(i)(j)	1,427,825	1,428,082
TOTAL CONSUMER STAPLES		5,610,767
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (h)(i)(j)(l)	5,286,600	3,433,911
Financials - 0.6%
Financial Services - 0.4%
Cabazon Finance Authority 1LN, term loan 13% 11/23/2026 (c)(h)(i)	4,545,042	1,886,192
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3703% 2/16/2032 (h)(i)(j)	2,095,000	2,040,007
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(h)	930,000	942,397
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (h)(i)(j)	1,429,200	1,429,800
		6,298,396
Insurance - 0.2%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 11/6/2030 (h)(i)(j)	207,017	196,148
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 5/28/2032 (h)(i)(j)	502,478	483,886
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4496% 5/6/2032 (h)(i)(j)	1,294,737	1,278,009
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9221% 6/20/2030 (h)(i)(j)	543,089	544,186
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 11/21/2029 (h)(i)(j)	421,890	421,890
		2,924,119
TOTAL FINANCIALS		9,222,515
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9239% 4/7/2033 (h)(i)(j)	1,500,000	1,484,235
Pharmaceuticals - 0.4%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (h)(i)(j)	6,742,794	6,503,964
TOTAL HEALTH CARE		7,988,199
Industrials - 1.9%
Aerospace & Defense - 0.2%
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 5.9496% 2/26/2032 (h)(i)(j)	1,918,122	1,921,172
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1% 2/26/2032 (h)(i)(j)(m)	222,486	222,840
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/13/2033 (h)(i)(j)	245,000	245,571
		2,389,583
Building Products - 0.2%
Hobbs & Associates LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 7/23/2031 (h)(i)(j)	2,544,641	2,547,822
Commercial Services & Supplies - 1.5%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 8/20/2032 (h)(i)(j)	1,855,675	1,861,409
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (h)(i)(j)	9,004,213	6,600,088
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (h)(i)(j)	1,544,798	1,581,919
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (h)(i)(j)	10,720,000	10,589,323
		20,632,739
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 3.75% 12/21/2029 (h)(i)(j)(m)	194,737	186,125
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6666% 12/21/2029 (h)(i)(j)	340,789	325,720
		511,845
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7203% 3/25/2031 (h)(i)(j)	632,100	630,204
TOTAL INDUSTRIALS		26,712,193
Information Technology - 0.9%
IT Services - 0.2%
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.6634% 3/21/2033 (h)(i)(j)	695,000	524,030
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5134% 2/1/2028 (h)(i)(j)	3,864,210	3,432,230
		3,956,260
Software - 0.7%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1996% 2/23/2032 (h)(i)(j)	25,000	24,701
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.1992% 11/15/2031 (h)(i)(j)(m)	365,000	372,457
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.3703% 11/22/2032 (h)(i)(j)	890,000	867,750
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 12/31/2031 (h)(i)(j)	2,885,062	2,485,972
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 2/23/2029 (h)(i)(j)	1,525,000	1,321,671
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6996% 5/9/2033 (h)(i)(j)	730,000	425,831
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.914% 2/10/2031 (h)(i)(j)	4,419,108	4,265,368
		9,763,750
TOTAL INFORMATION TECHNOLOGY		13,720,010
Materials - 0.9%
Chemicals - 0.9%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (h)(i)(j)	3,995,000	3,595,500
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (h)(i)(j)	2,576,316	2,561,966
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (h)(i)(j)	5,004,538	4,768,224
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (h)(i)(j)	2,235,000	2,232,206
TOTAL MATERIALS		13,157,896
TOTAL UNITED STATES		110,179,610
TOTAL BANK LOAN OBLIGATIONS (Cost $129,205,104)		121,843,391

Common Stocks - 1.5%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA rights (b)(c)(f)(g)	8,044	97,860
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (b)	28,000	66,917
Studio City International Holdings Ltd ADR (b)(f)	25,434	60,785

TOTAL HONG KONG		127,702
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (b)(c)	261	130,897
Financials - 0.0%
Capital Markets - 0.0%
Ardagh Holdings SA (c)(f)	11,235	73,027
TOTAL LUXEMBOURG		203,924
UNITED STATES - 1.5%
Communication Services - 0.0%
Media - 0.0%
iHeartMedia Inc Class A (b)	8,204	35,359
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC / New Cotai Capital Corp (b)(c)(e)	1,330,466	79,828
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Northeast Grocery Inc (b)(c)(e)	228,430	1,665,255
Southeastern Grocers LLC rights (b)(c)	687,397	7
TOTAL CONSUMER STAPLES		1,665,262
Energy - 1.0%
Energy Equipment & Services - 0.2%
Forbes Energy Services Ltd (b)(c)	72,087	1
KLX Energy Services Holdings Inc warrants (b)	9,648	26,358
KLX Energy Services Holdings Inc warrants 3/12/2030 (b)	56,003	152,986
Noble Corp PLC Tranche 1 warrants 2/4/2028 (b)	27,051	736,200
Noble Corp PLC Tranche 2 warrants 2/4/2028 (b)	27,051	631,775
Superior Energy Services Inc Class A (b)(c)	15,005	1,551,217
		3,098,537
Oil, Gas & Consumable Fuels - 0.8%
EP Energy Corp (b)(c)	218,900	369,941
Expand Energy Corp	31,281	2,908,507
Mesquite Energy Inc (b)(c)	517,063	7,957,607
New Fortress Energy Inc Class A (b)(d)	210,800	118,217
Tribune Resources Inc (c)	182,155	2
		11,354,274
TOTAL ENERGY		14,452,811
Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (b)(c)	1,785	12,316
Utilities - 0.4%
Electric Utilities - 0.4%
PG&E Corp	350,590	5,728,641
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy LLC (b)(c)	2,832	636
TOTAL UTILITIES		5,729,277
TOTAL UNITED STATES		21,974,853
TOTAL COMMON STOCKS (Cost $23,813,305)		22,404,339

Convertible Corporate Bonds - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (i)	1,683,306	6,606,976
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/2027 (c)	1,850,991	1,465,059
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	40,000	38,800
Information Technology - 0.4%
Software - 0.4%
Riot Platforms Inc 0.75% 1/15/2030	2,095,000	4,177,849
Terawulf Inc 1% 9/1/2031 (f)	985,000	2,203,236
TOTAL INFORMATION TECHNOLOGY		6,381,085
TOTAL UNITED STATES		14,491,920
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,000,594)		14,491,920

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
UNITED STATES - 1.4%
Financials - 1.4%
Capital Markets - 0.2%
KKR & Co Inc Series D 6.25%	85,600	3,540,416
Financial Services - 1.2%
Acrisure Holdings Inc Series A-2 (b)(c)	546,507	16,974,507
TOTAL UNITED STATES		20,514,923
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,439,889)		20,514,923

Non-Convertible Corporate Bonds - 72.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (f)	1,068,000	1,019,603
Fortescue Treasury Pty Ltd 5.875% 4/15/2030 (f)	1,426,000	1,450,547
Mineral Resources Ltd 6% 5/1/2032 (f)	635,000	632,223
Mineral Resources Ltd 6.25% 5/1/2034 (f)	680,000	675,803
Mineral Resources Ltd 7% 4/1/2031 (f)	770,000	800,465
Mineral Resources Ltd 8.5% 5/1/2030 (f)	680,000	702,103

TOTAL AUSTRALIA		5,280,744
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (f)	1,745,000	1,417,813
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (f)	7,110,000	7,123,367
CANADA - 1.7%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	6,130,000	5,809,258
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bausch Health Cos Inc 5.25% 1/30/2030 (f)	3,200,000	1,964,927
Bausch Health Cos Inc 5.25% 2/15/2031 (f)	430,000	243,353
TOTAL HEALTH CARE		2,208,280
Industrials - 0.6%
Aerospace & Defense - 0.2%
Bombardier Inc 7% 6/1/2032 (f)	1,260,000	1,312,284
Bombardier Inc 7.25% 7/1/2031 (f)	1,795,000	1,886,075
		3,198,359
Commercial Services & Supplies - 0.2%
Garda World Security Corp 8.25% 8/1/2032 (f)	2,495,000	2,558,675
Machinery - 0.1%
New Flyer Holdings Inc 9.25% 7/1/2030 (f)	995,000	1,067,702
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (f)	2,110,000	2,104,682
TOTAL INDUSTRIALS		8,929,418
Information Technology - 0.3%
Software - 0.3%
Open Text Holdings Inc 4.125% 12/1/2031 (f)	2,450,000	2,138,411
Open Text Holdings Inc 4.125% 2/15/2030 (d)(f)	2,595,000	2,384,348
TOTAL INFORMATION TECHNOLOGY		4,522,759
Materials - 0.3%
Metals & Mining - 0.3%
Hudbay Minerals Inc 6.125% 4/1/2029 (f)	3,850,000	3,877,062
TOTAL CANADA		25,346,777
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (f)(l)	3,172,000	1,185,534
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (f)	1,200,000	1,222,361
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (f)	1,200,000	1,249,189

TOTAL DENMARK		2,471,550
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (f)	1,770,000	1,743,800
FRANCE - 2.3%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.5%
Altice France SA 6.5% 10/15/2031 (f)	1,405,185	1,366,669
Altice France SA 6.5% 4/15/2032 (f)	5,780,767	5,625,718
Altice France SA 6.875% 10/15/2030 (f)	5,779,928	5,676,129
Altice France SA 6.875% 7/15/2032 (f)	10,132,073	9,892,365
TOTAL COMMUNICATION SERVICES		22,560,881
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Opal Bidco SAS 6.5% 3/31/2032 (f)	5,460,000	5,550,297
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (f)	1,100,000	1,153,992
Financials - 0.3%
Financial Services - 0.3%
Iliad Holding SAS 7% 4/15/2032 (f)	2,015,000	2,049,658
Iliad Holding SAS 8.5% 4/15/2031 (f)	1,955,000	2,070,933
TOTAL FINANCIALS		4,120,591
TOTAL FRANCE		33,385,761
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (f)	2,583,987	2,635,667
HONG KONG - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Melco Resorts Finance Ltd 6.5% 9/24/2033 (f)	1,455,000	1,436,493
Industrials - 0.2%
Marine Transportation - 0.2%
Seaspan Corp 5.5% 8/1/2029 (f)	2,765,000	2,644,315
TOTAL HONG KONG		4,080,808
IRELAND - 0.2%
Financials - 0.2%
Financial Services - 0.2%
GGAM Finance Ltd 6.875% 4/15/2029 (f)	1,690,000	1,735,052
Phoenix Aviation Capital Ltd 9.25% 7/15/2030 (f)	1,500,000	1,546,391

TOTAL IRELAND		3,281,443
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	2,280,000	2,331,822
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (f)	1,474,000	1,433,524
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (f)	1,585,000	1,684,699
TOTAL LUXEMBOURG		3,118,223
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Studio City Finance Ltd 6.5% 1/15/2028 (f)	1,605,000	1,602,994
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (f)	1,465,000	1,540,435
PANAMA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (f)	2,310,000	2,289,769
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (f)	2,140,000	2,195,556
SPAIN - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)	959,000	940,343
SWITZERLAND - 0.5%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (f)	3,310,000	3,018,996
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (f)	1,455,000	1,410,653
TOTAL INDUSTRIALS		4,429,649
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	2,505,000	2,633,381
Consolidated Energy Finance SA 5.625% 10/15/2028 (f)	765,000	744,284
TOTAL MATERIALS		3,377,665
TOTAL SWITZERLAND		7,807,314
UNITED KINGDOM - 1.0%
Communication Services - 0.3%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (f)	2,390,000	2,079,710
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (f)	2,565,000	2,144,860
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)	980,000	827,480
		2,972,340
TOTAL COMMUNICATION SERVICES		5,052,050
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (f)	440,000	454,172
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (f)	675,000	706,165
		1,160,337
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (f)	1,370,000	1,388,781
TOTAL CONSUMER DISCRETIONARY		2,549,118
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (f)	1,708,000	1,822,444
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (f)	3,815,000	3,792,880
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (f)	1,705,000	1,743,895
TOTAL UTILITIES		5,536,775
TOTAL UNITED KINGDOM		14,960,387
UNITED STATES - 63.9%
Communication Services - 10.0%
Diversified Telecommunication Services - 3.2%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (f)	2,225,000	2,242,651
APLD ComputeCo LLC 9.25% 12/15/2030 (f)	2,195,000	2,369,366
Black Pearl Compute LLC 6.125% 2/15/2031 (f)	1,632,000	1,660,414
Cipher Compute LLC 7.125% 11/15/2030 (d)(f)	1,080,000	1,125,847
Core Scientific Finance I LLC 7.75% 5/15/2031 (f)	5,120,000	5,236,025
Edged Compute LLC 7.5% 4/30/2031 (f)	4,375,000	4,386,296
Flash Compute LLC 7.25% 12/31/2030 (d)(f)	2,490,000	2,567,023
Level 3 Financing Inc 6.875% 6/30/2033 (f)	3,645,000	3,754,467
Level 3 Financing Inc 7% 3/31/2034 (f)	2,390,000	2,477,203
Level 3 Financing Inc 7.5% 2/15/2037 (d)(f)	2,035,000	2,097,472
Level 3 Financing Inc 8.5% 1/15/2036 (f)	5,420,000	5,859,894
Meridian Arc Holdco LLC 6.25% 4/30/2031 (f)	4,525,000	4,548,268
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (f)	6,970,000	6,979,549
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (f)	2,198,000	2,202,411
		47,506,886
Entertainment - 1.0%
Allen Media LLC / Allen Media Co-Issuer Inc 10.5% 2/15/2028 (f)	7,650,000	3,060,000
AP Core Holdings II LLC 11% 5/15/2031 (f)	1,935,000	2,027,380
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (f)	2,455,000	2,560,188
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (f)	2,660,000	2,811,219
ROBLOX Corp 3.875% 5/1/2030 (d)(f)	4,920,000	4,644,282
		15,103,069
Media - 5.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(f)	3,085,000	2,576,829
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(f)	3,280,000	2,804,973
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)(f)	4,330,000	4,092,232
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (f)	1,415,000	1,484,653
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (f)	2,465,000	2,473,673
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (f)	1,270,000	1,272,719
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (f)	1,810,000	1,885,920
CMG Media Corp 8.875% 6/18/2029 (f)	2,610,000	2,095,091
CSC Holdings LLC 3.375% 2/15/2031 (f)	4,055,000	2,256,013
CSC Holdings LLC 4.125% 12/1/2030 (f)	2,140,000	1,219,794
CSC Holdings LLC 4.5% 11/15/2031 (f)	2,425,000	1,376,188
CSC Holdings LLC 4.625% 12/1/2030 (f)	8,995,000	2,113,825
CSC Holdings LLC 5% 11/15/2031 (f)	2,290,000	538,149
CSC Holdings LLC 5.75% 1/15/2030 (f)	4,090,000	1,046,713
DISH DBS Corp 5.125% 6/1/2029	8,870,000	8,027,849
Dotdash Meredith Inc 7.625% 6/15/2032 (d)(f)	2,645,000	2,537,592
EchoStar Corp 10.75% 11/30/2029	12,716,531	13,819,563
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (i)	8,864,434	9,054,443
EW Scripps Co/The 9.875% 8/15/2030 (f)	1,745,000	1,666,020
Gray Media Inc 5.375% 11/15/2031 (f)	2,970,000	2,131,213
Lamar Media Corp 4.875% 1/15/2029	1,980,000	1,964,377
Nexstar Media Inc 6.5% 9/15/2033 (f)	1,350,000	1,360,757
Scripps Escrow II Inc 5.375% 1/15/2031 (f)	1,130,000	792,968
Sirius XM Radio LLC 4.125% 7/1/2030 (f)	2,080,000	1,960,802
Sirius XM Radio LLC 5% 8/1/2027 (f)	2,900,000	2,895,651
Univision Communications Inc 7.375% 6/30/2030 (d)(f)	2,435,000	2,424,672
Univision Communications Inc 8.5% 7/31/2031 (d)(f)	3,215,000	3,236,633
Univision Communications Inc 8.875% 4/15/2033 (f)	1,360,000	1,354,813
Univision Communications Inc 9.375% 8/1/2032 (f)	2,010,000	2,058,236
Versant Media Group Inc 7.25% 1/30/2031 (d)(f)	1,570,000	1,631,191
		84,153,552
TOTAL COMMUNICATION SERVICES		146,763,507
Consumer Discretionary - 6.9%
Automobile Components - 0.9%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (f)	1,015,000	1,018,779
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)(f)	1,350,000	1,353,727
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (f)	1,425,000	1,473,094
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (f)	435,000	435,150
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (f)	2,315,000	2,310,272
Hertz Corp/The 4.625% 12/1/2026 (f)	763,000	720,735
Hertz Corp/The 5% 12/1/2029 (f)	2,865,000	1,270,743
Hertz Corp/The 5.5% (c)(l)(n)	3,155,000	0
Hertz Corp/The 6% (c)(l)(n)	3,900,000	0
Hertz Corp/The 6.25% (c)(l)(n)	2,880,000	0
Hertz Corp/The 7.125% (c)(l)(n)	3,980,000	0
Nesco Holdings II Inc 5.5% 4/15/2029 (d)(f)	1,770,000	1,762,296
Patrick Industries Inc 6.375% 11/1/2032 (d)(f)	2,315,000	2,312,227
		12,657,023
Broadline Retail - 0.4%
Macy's Retail Holdings LLC 6.125% 3/15/2032 (d)(f)	1,065,000	1,065,147
Match Group Holdings II LLC 4.125% 8/1/2030 (d)(f)	1,515,000	1,425,948
Wayfair LLC 6.75% 11/15/2032 (d)(f)	1,050,000	1,066,611
Wayfair LLC 7.125% 5/31/2034 (f)	510,000	519,660
Wayfair LLC 7.25% 10/31/2029 (f)	1,370,000	1,409,598
		5,486,964
Diversified Consumer Services - 0.8%
Service Corp International/US 5.125% 6/1/2029 (d)	1,845,000	1,842,806
Sotheby's 8.25% 4/15/2031 (f)	4,470,000	4,400,525
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (d)(f)	530,000	504,105
TKC Holdings Inc 12% 2/15/2031 (f)	2,660,000	2,769,250
TKC Holdings Inc 8.5% 8/15/2030 (f)	2,010,000	2,055,303
		11,571,989
Hotels, Restaurants & Leisure - 3.0%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)(f)	790,000	718,907
Carnival Corp Ltd 5.75% 3/15/2030 (f)	1,565,000	1,580,745
Carnival Corp Ltd 5.75% 8/1/2032 (f)	3,245,000	3,278,041
Carnival Corp Ltd 5.875% 6/15/2031 (f)	1,975,000	2,005,552
Churchill Downs Inc 5.75% 4/1/2030 (d)(f)	3,525,000	3,525,190
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	2,420,000	2,359,572
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	1,530,000	1,492,744
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (f)	1,745,000	1,601,855
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)(f)	1,675,000	1,617,415
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (f)	2,435,000	2,449,107
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (f)	2,465,000	2,492,934
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(f)	1,125,000	1,147,002
Jacobs Entertainment Inc 6.75% 2/15/2029 (f)	1,245,000	1,223,312
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75% 6/1/2027 (f)	1,175,000	1,173,768
Lindblad Expeditions LLC 7% 9/15/2030 (f)	1,095,000	1,126,881
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (f)	915,000	775,690
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (f)	1,870,000	1,952,024
NCL Corp Ltd 7.75% 2/15/2029 (f)	2,500,000	2,616,780
NCL Finance Ltd 6.125% 3/15/2028 (f)	860,000	868,763
Papa John's International Inc 3.875% 9/15/2029 (f)	870,000	832,301
Royal Caribbean Cruises Ltd 6% 2/1/2033 (f)	2,705,000	2,742,266
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	1,530,000	1,562,764
Station Casinos LLC 4.625% 12/1/2031 (d)(f)	1,835,000	1,736,606
Yum! Brands Inc 4.625% 1/31/2032 (d)	2,710,000	2,602,443
		43,482,662
Household Durables - 0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (f)	1,380,000	1,324,153
LGI Homes Inc 7% 11/15/2032 (f)	2,545,000	2,455,131
Tri Pointe Homes Inc 5.7% 6/15/2028 (d)	795,000	800,939
		4,580,223
Specialty Retail - 1.6%
Asbury Automotive Group Inc 4.5% 3/1/2028	681,000	676,259
Asbury Automotive Group Inc 4.625% 11/15/2029 (f)	1,495,000	1,452,003
Asbury Automotive Group Inc 4.75% 3/1/2030 (d)	680,000	661,654
Asbury Automotive Group Inc 5% 2/15/2032 (d)(f)	1,495,000	1,427,207
Bath & Body Works Inc 6.625% 10/1/2030 (d)(f)	2,270,000	2,310,081
Carvana Co 9% 6/1/2030 pay-in-kind (f)(i)	508,760	527,661
Carvana Co 9% 6/1/2031 pay-in-kind (f)(i)	695,892	769,127
Champions Financing Inc 8.75% 2/15/2029 (d)(f)	800,000	773,221
Group 1 Automotive Inc 6.375% 1/15/2030 (f)	1,275,000	1,296,273
Hudson Automotive Group 8% 5/15/2032 (f)	825,000	864,091
LBM Acquisition LLC 6.25% 1/15/2029 (f)	775,000	477,422
LCM Investments Holdings II LLC 4.875% 5/1/2029 (f)	2,865,000	2,796,789
Michaels Cos Inc/The 8.5% 3/15/2033 (f)	1,780,000	1,737,803
Park River Holdings Inc 8% 3/15/2031 (f)	655,000	663,216
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (f)	1,610,000	1,622,281
Staples Inc 10.75% 9/1/2029 (f)	2,730,000	2,597,271
Victoria's Secret & Co 4.625% 7/15/2029 (f)	1,665,000	1,607,120
White Cap Supply Holdings LLC 7.375% 11/15/2030 (f)	1,425,000	1,420,147
		23,679,626
TOTAL CONSUMER DISCRETIONARY		101,458,487
Consumer Staples - 3.4%
Beverages - 0.2%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)(f)	3,495,000	3,503,771
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	1,430,000	1,364,308
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	6,985,000	6,802,877
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (f)	1,235,000	1,216,046
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (f)	3,825,000	3,684,838
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)(f)	2,380,000	2,384,530
Albertsons Cos Inc 5.625% 3/31/2032 (f)	1,690,000	1,649,981
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (f)	520,000	526,943
Performance Food Group Inc 4.25% 8/1/2029 (f)	1,275,000	1,235,297
Performance Food Group Inc 5.625% 3/1/2034 (f)	1,665,000	1,627,023
Performance Food Group Inc 6.125% 9/15/2032 (d)(f)	2,210,000	2,234,321
US Foods Inc 4.75% 2/15/2029 (f)	2,710,000	2,672,796
US Foods Inc 6.875% 9/15/2028 (d)(f)	2,235,000	2,289,409
US Foods Inc 7.25% 1/15/2032 (d)(f)	1,325,000	1,376,973
		29,065,342
Food Products - 0.9%
Chobani LLC / Chobani Finance Corp Inc 6.375% 4/15/2034 (d)(f)	1,430,000	1,453,681
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)(f)	1,410,000	1,453,735
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)(f)	2,290,000	2,187,620
Post Holdings Inc 4.625% 4/15/2030 (f)	625,000	608,007
Post Holdings Inc 6.25% 10/15/2034 (f)	3,860,000	3,825,469
Post Holdings Inc 6.25% 2/15/2032 (f)	3,060,000	3,108,620
		12,637,132
Household Products - 0.1%
Central Garden & Pet Co 4.125% 10/15/2030 (d)	1,675,000	1,584,536
Personal Care Products - 0.1%
BellRing Brands Inc 7% 3/15/2030 (d)(f)	845,000	838,600
Tobacco - 0.1%
Turning Point Brands Inc 7.625% 3/15/2032 (f)	1,490,000	1,547,146
TOTAL CONSUMER STAPLES		49,176,527
Energy - 8.5%
Energy Equipment & Services - 1.0%
KLX Energy Services Holdings Inc CME Term SOFR 1 month Index + 8.5%, 12.1765% 3/12/2030 pay-in-kind (f)(i)(j)	2,929,144	2,724,104
Kodiak Gas Services LLC 5.875% 4/1/2031 (f)	1,285,000	1,292,830
Nabors Industries Inc 7.625% 11/15/2032 (f)	1,235,000	1,287,422
Nabors Industries Inc 8.875% 8/15/2031 (d)(f)	845,000	885,950
SESI LLC 7.875% 9/30/2030 (f)	3,345,000	3,452,896
Transocean International Ltd 7.875% 10/15/2032 (f)	485,000	517,457
Transocean International Ltd 8.25% 5/15/2029 (f)	705,000	732,173
Transocean International Ltd 8.5% 5/15/2031 (f)	1,005,000	1,061,577
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)(f)	1,600,000	1,606,085
WBI Operating LLC 6.5% 10/15/2033 (f)	1,590,000	1,610,288
		15,170,782
Oil, Gas & Consumable Fuels - 7.5%
Alpha Natural Resources Inc 9.75% (c)(l)	1,099,000	0
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (f)	2,230,000	2,285,097
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (f)	2,120,000	2,203,829
California Resources Corp 7% 1/15/2034 (f)	3,560,000	3,588,729
California Resources Corp 8.25% 6/15/2029 (f)	1,858,000	1,938,489
Caturus Energy LLC 8.5% 2/15/2030 (f)	1,365,000	1,429,657
CNX Resources Corp 7.25% 3/1/2032 (d)(f)	1,935,000	1,999,902
CNX Resources Corp 7.375% 1/15/2031 (f)	1,610,000	1,652,536
Comstock Resources Inc 5.875% 1/15/2030 (d)(f)	3,845,000	3,633,986
Comstock Resources Inc 6.75% 3/1/2029 (f)	2,870,000	2,819,886
Comstock Resources Inc 6.75% 3/1/2029 (f)	1,145,000	1,126,400
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)(f)	5,815,000	5,725,296
DBR Land Holdings LLC 6.25% 12/1/2030 (f)	1,465,000	1,487,781
DT Midstream Inc 4.125% 6/15/2029 (f)	2,520,000	2,471,481
DT Midstream Inc 4.375% 6/15/2031 (d)(f)	2,520,000	2,439,090
EQT Corp 3.625% 5/15/2031 (d)(f)	1,720,000	1,617,997
Excelerate Energy LP 8% 5/15/2030 (f)	1,695,000	1,794,710
Expand Energy Corp 4.75% 2/1/2032 (d)	1,185,000	1,162,979
Expand Energy Corp 5.375% 2/1/2029	900,000	898,066
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	1,620,000	1,635,975
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)(f)	725,000	737,130
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(f)	670,000	703,138
Harvest Midstream I LP 6.75% 5/15/2034 (f)	1,715,000	1,760,738
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	1,535,000	1,487,761
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	2,350,000	2,345,744
Hess Midstream Operations LP 5.5% 10/15/2030 (f)	870,000	868,865
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (f)	2,485,000	2,568,658
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (d)(f)	3,715,000	3,840,485
Murphy Oil USA Inc 3.75% 2/15/2031 (d)(f)	2,800,000	2,609,015
Northern Oil & Gas Inc 7.875% 10/15/2033 (f)	1,115,000	1,131,764
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)(f)	1,740,000	1,804,533
ONEOK Inc 5.625% 1/15/2028 (f)	885,000	896,096
ONEOK Inc 6.5% 9/1/2030 (d)(f)	1,700,000	1,796,222
Par Petroleum LLC 7.375% 6/1/2034 (f)	1,635,000	1,673,444
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	2,450,000	2,450,936
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (f)	2,905,000	2,892,020
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	2,615,000	2,678,001
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	2,950,000	3,153,915
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	2,610,000	2,613,262
Permian Resources Operating LLC 6.25% 2/1/2033 (d)(f)	2,960,000	3,041,060
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	2,305,000	2,258,898
Sunoco LP 5.375% 7/15/2031 (f)	1,340,000	1,333,474
Sunoco LP 5.625% 3/15/2031 (f)	795,000	796,002
Sunoco LP 5.625% 7/15/2034 (f)	1,340,000	1,319,798
Sunoco LP 5.875% 3/15/2034 (f)	1,920,000	1,908,531
Sunoco LP 6.25% 7/1/2033 (d)(f)	3,920,000	3,986,370
Sunoco LP 7.25% 5/1/2032 (f)	1,240,000	1,295,659
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (f)	2,370,000	2,384,654
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (f)	1,505,000	1,441,941
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (f)	585,000	548,963
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (f)	1,390,000	1,427,750
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (f)	1,465,000	1,531,666
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (d)(f)	840,000	876,639
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (f)	2,200,000	2,333,378
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	1,380,000	1,522,958
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (f)	1,420,000	1,593,764
		109,525,118
TOTAL ENERGY		124,695,900
Financials - 6.4%
Capital Markets - 1.5%
Aretec Group Inc 10% 8/15/2030 (f)	2,205,000	2,338,633
Coinbase Global Inc 3.375% 10/1/2028 (d)(f)	3,105,000	2,980,175
Coinbase Global Inc 3.625% 10/1/2031 (d)(f)	4,860,000	4,287,723
Focus Financial Partners LLC 6.75% 9/15/2031 (f)	2,640,000	2,659,800
Hightower Holding LLC 6.75% 4/15/2029 (f)	970,000	967,655
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (f)	1,885,000	1,889,727
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)(f)	2,085,000	2,144,195
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)(f)	2,265,000	2,347,666
MSCI Inc 4% 11/15/2029 (f)	2,265,000	2,197,347
		21,812,921
Consumer Finance - 0.4%
Ally Financial Inc 8% 11/1/2031	1,823,000	2,023,857
Ally Financial Inc 8% 11/1/2031	1,373,000	1,533,174
OneMain Finance Corp 7.125% 11/15/2031 (d)	1,655,000	1,675,780
		5,232,811
Financial Services - 2.6%
Azorra Finance Ltd 6.25% 2/15/2034 (f)	4,680,000	4,505,721
Block Inc 2.75% 6/1/2026	2,255,000	2,255,000
Block Inc 3.5% 6/1/2031	2,405,000	2,191,280
Block Inc 5.625% 8/15/2030 (f)	1,415,000	1,420,823
Block Inc 6% 8/15/2033 (f)	1,115,000	1,115,280
Block Inc 6.5% 5/15/2032	2,830,000	2,883,725
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (f)	1,750,000	1,722,682
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (f)	1,430,000	1,452,019
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	1,960,000	1,962,104
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	3,410,000	3,373,041
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030 (d)	2,390,000	2,273,846
PennyMac Financial Services Inc 6.875% 2/15/2033 (f)	2,150,000	2,088,618
Raven Acquisition Holdings LLC 6.875% 11/15/2031 (f)	3,715,000	3,642,659
Rocket Cos Inc 6.125% 8/1/2030 (f)	735,000	746,259
Rocket Cos Inc 6.375% 8/1/2033 (d)(f)	1,945,000	1,975,149
Walker & Dunlop Inc 6.625% 4/1/2033 (d)(f)	1,100,000	1,111,994
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (f)	3,325,000	3,507,925
		38,228,125
Insurance - 1.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	1,180,000	1,106,441
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	405,000	391,087
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	1,080,000	1,078,668
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (f)	1,705,000	1,681,516
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	2,450,000	2,392,816
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (f)	1,220,000	1,222,851
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)(f)	1,005,000	999,864
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (f)	5,230,000	5,453,781
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (f)	6,460,000	6,313,659
CRC Insurance Group LLC 7.125% 6/1/2031 (f)	2,095,000	2,100,897
HUB International Ltd 7.25% 6/15/2030 (f)	4,935,000	5,065,526
		27,807,106
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Starwood Property Trust Inc 6.125% 6/1/2031 (f)	485,000	490,367
TOTAL FINANCIALS		93,571,330
Health Care - 4.7%
Biotechnology - 0.3%
BioMarin Pharmaceutical Inc5.5% 2/15/2034 (d)(f)	2,440,000	2,410,518
Emergent BioSolutions Inc 3.875% 8/15/2028 (f)	1,705,000	1,550,127
		3,960,645
Health Care Equipment & Supplies - 0.3%
Insulet Corp 6.5% 4/1/2033 (f)	625,000	635,951
Medline Borrower LP 3.875% 4/1/2029 (f)	2,525,000	2,457,336
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (f)	1,386,000	1,422,507
		4,515,794
Health Care Providers & Services - 2.4%
Accendra Health Inc 6.625% 4/1/2030 (f)	610,000	368,103
AHP Health Partners Inc 5.75% 7/15/2029 (d)(f)	2,240,000	2,220,472
Centene Corp 4.625% 12/15/2029	765,000	745,085
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)	973,000	894,627
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	1,650,000	1,500,504
CHS/Community Health Systems Inc 6.875% 4/15/2029 (f)	930,000	920,083
DaVita Inc 3.75% 2/15/2031 (d)(f)	2,520,000	2,343,082
DaVita Inc 4.625% 6/1/2030 (f)	2,605,000	2,531,236
DaVita Inc 6.75% 7/15/2033 (d)(f)	1,965,000	2,030,696
DaVita Inc 6.875% 9/1/2032 (d)(f)	1,285,000	1,330,687
HealthEquity Inc 4.5% 10/1/2029 (f)	1,005,000	977,979
Humana Inc 6.625% 9/15/2056 (i)	1,490,000	1,476,893
Molina Healthcare Inc 6.25% 1/15/2033 (f)	945,000	944,917
Molina Healthcare Inc 6.5% 2/15/2031 (f)	765,000	775,742
Tenet Healthcare Corp 4.375% 1/15/2030	1,485,000	1,436,977
Tenet Healthcare Corp 5.5% 11/15/2032 (f)	1,140,000	1,135,390
Tenet Healthcare Corp 6% 11/15/2033 (d)(f)	760,000	767,416
Tenet Healthcare Corp 6.125% 10/1/2028	5,674,000	5,688,480
Tenet Healthcare Corp 6.125% 6/15/2030	2,505,000	2,528,342
Tenet Healthcare Corp 6.75% 5/15/2031	3,755,000	3,866,614
Tenet Healthcare Corp 6.875% 11/15/2031 (d)	330,000	351,411
		34,834,736
Health Care Technology - 0.0%
IQVIA Inc 6.5% 5/15/2030 (f)	1,875,000	1,923,275
Pharmaceuticals - 1.7%
1261229 BC Ltd 10% 4/15/2032 (f)	7,960,000	8,149,585
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (d)(f)	1,665,000	1,724,709
Bausch Health Americas Inc 8.5% 1/31/2027 (f)	2,025,000	2,009,684
Endo Finance Holdings LP 8.5% 4/15/2031 (f)	2,040,000	2,174,265
Jazz Securities DAC 4.375% 1/15/2029 (f)	1,980,000	1,943,623
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)	2,955,000	2,918,936
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)	5,165,000	5,119,595
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (f)	155,000	166,367
		24,206,764
TOTAL HEALTH CARE		69,441,214
Industrials - 10.2%
Aerospace & Defense - 2.6%
ATI Inc 4.875% 10/1/2029 (d)	1,130,000	1,117,468
ATI Inc 5.125% 10/1/2031 (d)	720,000	713,853
ATI Inc 5.875% 12/1/2027 (d)	2,605,000	2,609,413
Moog Inc 5.5% 10/15/2034 (f)	705,000	698,448
OneSky Flight LLC 8.875% 12/15/2029 (f)	1,315,000	1,387,016
TransDigm Inc 4.625% 1/15/2029	6,640,000	6,541,304
TransDigm Inc 6% 1/15/2033 (f)	1,545,000	1,562,664
TransDigm Inc 6.125% 7/31/2034 (d)(f)	2,465,000	2,454,807
TransDigm Inc 6.25% 1/31/2034 (d)(f)	590,000	603,866
TransDigm Inc 6.375% 3/1/2029 (d)(f)	4,545,000	4,634,242
TransDigm Inc 6.375% 5/31/2033 (f)	6,630,000	6,693,658
TransDigm Inc 6.625% 3/1/2032 (f)	1,885,000	1,938,785
TransDigm Inc 6.75% 1/31/2034 (f)	2,290,000	2,346,907
TransDigm Inc 6.875% 12/15/2030 (d)(f)	3,985,000	4,107,818
		37,410,249
Building Products - 0.9%
Builders FirstSource Inc 6.375% 3/1/2034 (d)(f)	3,945,000	3,941,635
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)(f)	4,440,000	4,539,249
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (f)	1,540,000	1,591,249
Masterbrand Inc 7% 7/15/2032 (d)(f)	1,055,000	1,053,039
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)(f)	1,065,000	1,047,171
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)(f)	590,000	551,218
		12,723,561
Commercial Services & Supplies - 3.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (f)	2,105,000	2,087,629
Allied Universal Holdco LLC 7.875% 2/15/2031 (f)	5,875,000	6,142,314
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	1,203,000	1,185,751
Artera Services LLC 8.5% 2/15/2031 (f)	3,525,000	3,219,060
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	3,025,000	2,673,519
Brink's Co/The 6.5% 6/15/2029 (d)(f)	2,605,000	2,669,745
Brink's Co/The 6.75% 6/15/2032 (d)(f)	2,195,000	2,248,525
CoreCivic Inc 8.25% 4/15/2029	2,225,000	2,319,458
GEO Group Inc/The 10.25% 4/15/2031	1,970,000	2,134,828
GEO Group Inc/The 8.625% 4/15/2029	1,160,000	1,209,586
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (f)	2,240,000	2,187,773
Madison IAQ LLC 4.125% 6/30/2028 (d)(f)	1,745,000	1,723,212
Madison IAQ LLC 5.875% 6/30/2029 (f)	2,775,000	2,774,669
Neptune Bidco US Inc 10.375% 5/15/2031 (f)	5,705,000	5,959,870
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	1,850,000	1,891,263
Neptune Bidco US Inc 9.5% 2/15/2033 (f)	5,170,000	5,288,662
OT Midco Inc 10% 2/15/2030 (f)	2,155,000	830,903
Reworld Holding Corp 4.875% 12/1/2029 (f)	1,355,000	1,285,568
		47,832,335
Construction & Engineering - 0.2%
Arcosa Inc 4.375% 4/15/2029 (f)	1,425,000	1,391,344
Granite Construction Inc 6.375% 6/15/2034 (f)(p)	975,000	994,998
		2,386,342
Electrical Equipment - 0.7%
GrafTech Global Enterprises Inc 9.875% 12/23/2029 (f)	1,850,000	1,474,672
Sensata Technologies BV 4% 4/15/2029 (f)	2,586,000	2,522,849
Vertiv Group Corp 4.125% 11/15/2028 (f)	2,680,000	2,647,506
WESCO Distribution Inc 6.625% 3/15/2032 (f)	3,945,000	4,069,434
		10,714,461
Ground Transportation - 0.7%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)(f)	1,470,000	1,440,615
Genesee & Wyoming Inc 6.25% 4/15/2032 (f)	3,425,000	3,476,601
Uber Technologies Inc 4.5% 8/15/2029 (d)(f)	5,610,000	5,565,443
		10,482,659
Machinery - 0.2%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (f)(i)	2,331,337	2,578,098
Passenger Airlines - 0.2%
Allegiant Travel Co 7.25% 8/15/2027 (f)	1,191,000	1,195,797
United Airlines Inc 4.625% 4/15/2029 (f)	1,650,000	1,627,446
		2,823,243
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (f)	1,585,000	1,640,687
CACI International Inc 6.375% 6/15/2033 (f)	1,745,000	1,784,648
		3,425,335
Trading Companies & Distributors - 1.1%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (d)(f)	2,085,000	2,071,388
FTAI Aviation Investors LLC 7% 5/1/2031 (f)	2,315,000	2,399,862
FTAI Aviation Investors LLC 7% 6/15/2032 (d)(f)	1,800,000	1,859,695
Herc Holdings Inc 5.75% 3/15/2031 (d)(f)	885,000	884,906
Herc Holdings Inc 6% 3/15/2034 (d)(f)	820,000	814,857
Herc Holdings Inc 7% 6/15/2030 (d)(f)	2,020,000	2,098,927
Herc Holdings Inc 7.25% 6/15/2033 (d)(f)	2,080,000	2,169,726
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (f)	750,000	785,769
United Rentals North America Inc 6.125% 3/15/2034 (f)	2,870,000	2,945,435
		16,030,565
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (f)	1,685,000	1,743,734
TOTAL INDUSTRIALS		148,150,582
Information Technology - 3.3%
Communications Equipment - 0.0%
Hughes Satellite Systems Corp 6.625% 8/1/2026	955,000	601,650
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp 5% 12/15/2029 (f)	1,385,000	1,370,877
TTM Technologies Inc 4% 3/1/2029 (f)	2,215,000	2,145,406
		3,516,283
IT Services - 1.4%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (f)	725,000	723,034
CoreWeave Inc 9% 2/1/2031 (d)(f)	4,785,000	4,851,605
CoreWeave Inc 9.25% 6/1/2030 (f)	4,345,000	4,432,889
CoreWeave Inc 9.75% 10/1/2031 (f)	4,210,000	4,342,501
Everforth Inc 4.625% 5/15/2028 (f)	3,405,000	3,153,202
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	2,235,000	2,235,838
		19,739,069
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp 3.875% 9/1/2028 (f)	3,585,000	3,497,722
Synaptics Inc 4% 6/15/2029 (d)(f)	1,210,000	1,159,218
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (i)	285,369	255,769
		4,912,709
Software - 1.1%
Cloud Software Group Inc 6.625% 8/15/2033 (f)	1,850,000	1,683,848
Cloud Software Group Inc 8.25% 6/30/2032 (f)	2,715,000	2,665,475
Cloud Software Group Inc 9% 9/30/2029 (f)	2,775,000	2,742,036
Elastic NV 4.125% 7/15/2029 (f)	1,275,000	1,220,846
Ellucian Holdings Inc 6.5% 12/1/2029 (f)	2,580,000	2,545,755
NCR Voyix Corp 5.125% 4/15/2029 (d)(f)	517,000	506,196
UKG Inc 6.875% 2/1/2031 (d)(f)	4,255,000	4,181,481
		15,545,637
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (f)	1,350,000	1,375,737
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (f)	1,220,000	1,271,397
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (f)	1,310,000	1,369,729
		4,016,863
TOTAL INFORMATION TECHNOLOGY		48,332,211
Materials - 3.7%
Chemicals - 2.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (f)(i)	8,795,263	7,036,210
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (f)	2,445,000	2,440,069
Celanese US Holdings LLC 7.375% 2/15/2034	610,000	637,113
Chemours Co/The 4.625% 11/15/2029 (d)(f)	3,285,000	3,152,598
Chemours Co/The 7.875% 3/15/2034 (f)	1,775,000	1,800,459
Chemours Co/The 8% 1/15/2033 (f)	4,255,000	4,347,240
LSB Industries Inc 6.25% 10/15/2028 (f)	270,000	270,252
Mativ Holdings Inc 8% 10/1/2029 (f)	460,000	458,185
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	2,605,000	2,575,284
Scih Salt Hldgs Inc 6.625% 5/1/2029 (f)	1,705,000	1,687,222
Scotts Miracle-Gro Co/The 4% 4/1/2031 (d)	1,495,000	1,390,816
Tronox Inc 4.625% 3/15/2029 (d)(f)	2,210,000	1,760,260
WR Grace Holdings LLC 5.625% 8/15/2029 (f)	2,350,000	2,250,635
WR Grace Holdings LLC 7% 8/1/2033 (f)	930,000	922,532
		30,728,875
Construction Materials - 0.2%
Quikrete Holdings Inc 6.375% 3/1/2032 (f)	2,305,000	2,347,099
Quikrete Holdings Inc 6.75% 3/1/2033 (f)	2,305,000	2,338,129
		4,685,228
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (f)	1,165,000	1,173,983
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	995,000	983,087
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (f)	2,085,000	2,004,107
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(f)	1,660,000	1,594,998
Crown Americas LLC 5.875% 6/1/2033 (d)	2,305,000	2,318,113
		8,074,288
Metals & Mining - 0.8%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (f)	2,195,000	2,141,351
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	555,000	579,297
Arsenal AIC Parent LLC 8% 10/1/2030 (f)	910,000	953,484
Cleveland-Cliffs Inc 4.875% 3/1/2031 (f)	1,420,000	1,320,280
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(f)	3,410,000	3,447,371
Coeur Mining Inc 6.875% 4/1/2032 (d)(f)	1,805,000	1,869,655
Commercial Metals Co 3.875% 2/15/2031 (d)	1,125,000	1,050,355
		11,361,793
TOTAL MATERIALS		54,850,184
Real Estate - 3.0%
Diversified REITs - 1.1%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	4,110,000	3,993,008
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)(f)	1,760,000	1,754,403
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	4,015,000	3,966,209
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (f)	3,780,000	3,962,748
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (f)	2,000,000	2,096,692
		15,773,060
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	700,000	501,522
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	1,585,000	1,547,170
		2,048,692
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)(f)	925,000	947,067
Real Estate Management & Development - 1.5%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)(f)	2,880,000	2,766,312
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)(f)	2,835,000	2,797,473
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (f)	1,675,000	1,804,409
Kennedy-Wilson Inc 4.75% 3/1/2029	2,165,000	2,160,133
Kennedy-Wilson Inc 5% 3/1/2031	2,165,000	2,182,331
Kennedy-Wilson Inc 7% 6/1/2031 (f)	2,915,000	2,983,041
Kennedy-Wilson Inc 7.25% 6/1/2033 (f)	2,915,000	2,963,361
Taylor Morrison Communities Inc 5.75% 1/15/2028 (f)	2,595,000	2,620,153
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (f)	1,185,000	1,156,026
		21,433,239
Specialized REITs - 0.3%
Millrose Properties Inc 6.25% 9/15/2032 (d)(f)	2,410,000	2,420,879
Millrose Properties Inc 6.375% 8/1/2030 (f)	1,305,000	1,322,968
SBA Communications Corp 3.125% 2/1/2029	730,000	700,118
		4,443,965
TOTAL REAL ESTATE		44,646,023
Utilities - 3.8%
Electric Utilities - 3.7%
Clearway Energy Operating LLC 4.75% 3/15/2028 (f)	2,740,000	2,720,112
DPL LLC/Ohio 4.35% 4/15/2029	4,885,000	4,715,661
Hawaiian Electric Co Inc 6% 10/1/2033 (d)(f)	1,270,000	1,260,498
NRG Energy Inc 3.875% 2/15/2032 (f)	132,000	121,329
NRG Energy Inc 5.75% 1/15/2034 (f)	3,300,000	3,264,135
NRG Energy Inc 5.875% 5/15/2034 (d)(f)	785,000	780,064
NRG Energy Inc 6% 1/15/2036 (f)	3,200,000	3,178,631
NRG Energy Inc 6% 2/1/2033 (d)(f)	2,945,000	2,967,268
NRG Energy Inc 6.125% 5/15/2036 (f)	840,000	838,177
NRG Energy Inc 6.25% 11/1/2034 (f)	2,945,000	2,970,136
Pacific Gas and Electric Co 3.75% 8/15/2042	350,000	263,877
Pacific Gas and Electric Co 3.95% 12/1/2047	1,920,000	1,414,899
Pacific Gas and Electric Co 4.95% 7/1/2050 (d)	12,500,000	10,482,974
PG&E Corp 5.25% 7/1/2030 (d)	12,835,000	12,698,720
PG&E Corp 7.375% 3/15/2055 (i)	1,032,000	1,050,971
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (f)	765,000	807,803
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(f)	2,080,000	2,229,845
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)(f)	1,750,000	1,880,417
		53,645,517
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.75% 10/15/2032 (d)(f)	1,650,000	1,688,339
Sunnova Energy Corp 5.875% (c)(f)(l)	2,820,000	7,050
		1,695,389
TOTAL UTILITIES		55,340,906
TOTAL UNITED STATES		936,426,871
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 6.375% 2/15/2036 (f)	1,380,000	1,362,101
First Quantum Minerals Ltd 7.25% 2/15/2034 (f)	890,000	912,998
First Quantum Minerals Ltd 8% 3/1/2033 (f)	1,155,000	1,205,936

TOTAL ZAMBIA		3,481,035
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,073,685,471)		1,064,648,013

Preferred Securities - 3.0%
	Principal Amount (a)	Value ($)
FRANCE - 0.5%
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 7.2% (f)(i)(n)	2,170,000	2,194,939
BNP Paribas SA 7.45% (f)(i)(n)	2,160,000	2,297,878
Societe Generale SA 7.125% (f)(i)(n)	2,530,000	2,580,294

TOTAL FRANCE		7,073,111
JAPAN - 0.3%
Financials - 0.3%
Banks - 0.2%
Sumitomo Mitsui Financial Group Inc 6.45% (i)(n)	2,315,000	2,382,195
Capital Markets - 0.1%
Nomura Holdings Inc 7% (i)(n)	2,055,000	2,173,001
TOTAL JAPAN		4,555,196
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 6.6% (f)(i)(n)	1,405,000	1,445,700
UBS Group AG 7% (f)(i)(n)	1,280,000	1,322,323

TOTAL SWITZERLAND		2,768,023
UNITED KINGDOM - 0.4%
Financials - 0.4%
Banks - 0.4%
Barclays PLC 7.625% (i)(n)	1,180,000	1,261,882
HSBC Holdings PLC 6.75% (i)(n)	1,435,000	1,470,319
HSBC Holdings PLC 6.95% (i)(n)	1,415,000	1,464,821
HSBC Holdings PLC 7% (i)(n)	1,145,000	1,183,341

TOTAL UNITED KINGDOM		5,380,363
UNITED STATES - 1.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Sunoco LP 7.875% (f)(i)(n)	4,125,000	4,374,299
Financials - 1.4%
Banks - 1.3%
Bank of America Corp 6.25% (i)(n)	2,680,000	2,736,470
Citigroup Inc 6.625% (i)(n)	1,890,000	1,924,463
Citigroup Inc 6.75% (i)(n)	3,017,000	3,055,127
Citigroup Inc 6.875% (i)(n)	2,507,000	2,565,015
JPMorgan Chase & Co 6.1% (i)(n)	3,620,000	3,663,859
Truist Financial Corp 6.25% (i)(n)	1,725,000	1,728,972
Wells Fargo & Co 6.125% (d)(i)(n)	2,165,000	2,209,458
		17,883,364
Consumer Finance - 0.1%
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (i)(j)(n)	1,935,000	1,959,622
TOTAL FINANCIALS		19,842,986
TOTAL UNITED STATES		24,217,285
TOTAL PREFERRED SECURITIES (Cost $42,725,038)		43,993,978

Money Market Funds - 14.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	3.67	121,985,953	122,010,350
Fidelity Securities Lending Cash Central Fund (r)(s)	3.67	87,079,958	87,088,666
TOTAL MONEY MARKET FUNDS (Cost $209,099,016)			209,099,016

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $1,544,143,532)	1,535,093,606
NET OTHER ASSETS (LIABILITIES) - (4.7)% (q)	(69,470,444)
NET ASSETS - 100.0%	1,465,623,162

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	218	9/2026	23,956,156	164,803

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,725,110 or 2.6% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $935,320,625 or 63.8% of net assets.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $97,860 or 0.0% of net assets.

(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)	Non-income producing - Security is in default.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $652,589 and $649,140, respectively.

(n)	Security is perpetual in nature with no stated maturity date.
(o)	Affiliated fund.
(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)	Includes $440,625 of cash collateral to cover margin requirements for futures contracts.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $47,013,606.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/2022 - 5/4/2026	39,058,988

New Cotai LLC / New Cotai Capital Corp	9/11/2020	6,590,796

Northeast Grocery Inc	11/8/2021	90,888

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,029,555	453,714,712	388,733,729	2,459,831	(188)	-	122,010,350	121,985,953	0.2%
Fidelity Securities Lending Cash Central Fund	134,549,715	363,177,776	410,638,496	264,673	(329)	-	87,088,666	87,079,958	0.2%
Total	191,579,270	816,892,488	799,372,225	2,724,504	(517)	-	209,099,016

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company II LLC	-	400,000	-	-	-	576	400,576	40,000
Fidelity Private Credit Company LLC	34,249,390	3,547,630	-	3,547,630	-	(816,993)	36,980,027	3,958,216
	34,249,390	3,947,630	-	3,547,630	-	(816,417)	37,380,603

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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